Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 7,896,569	$ 134,657	[1]	$ 139,527
Prepaids and other current assets	416,192	3,468	[1]
Total assets	8,312,761	138,125	[1]	139,527
Current liabilities:
Accounts payable	60,952	3,291	[1]	2,045
Accrued expense and other liabilities	585,703		[1]
Shareholder note	3,140	3,140	[1]	3,140
Total current liabilities	999,013	6,431	[1]	5,185
SAFE notes		150,000	[1]	136,450
Total liabilities	999,013	156,431	[1]	141,635
Commitments and contingencies (Note 7)			[1]
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding at September 30, 2025 and December 31, 2024			[1]
Common stock, $0.0001 par value; 300,000,000 shares authorized; 17,611,292 and 4,500,000 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	1,761	60		60
Additional paid-in capital	9,750,942	(390)	[1]
Accumulated deficit	(2,438,955)	(18,366)	[1]	(2,168)
Total stockholders’ equity (deficit)	7,313,748	(18,306)	[1]	(2,108)
Total liabilities and stockholders’ equity (deficit)	8,312,761	138,125	[1]	139,527
Revision of Prior Period, Adjustment [Member]
Stockholders’ equity (deficit):
Common stock, $0.0001 par value; 300,000,000 shares authorized; 17,611,292 and 4,500,000 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively		450
Total stockholders’ equity (deficit)		(18,306)		(2,108)
Related Party [Member]
Current liabilities:
Related party note payables	318,750		[1]
Accrued interest - related party note payables	$ 30,468		[1]

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.